INVESTORS
                             LIFE INSURANCE COMPANY
                                OF NORTH AMERICA
                         (Herein called Investors Life)

                           INA/PUTNAM SEPARATE ACCOUNT
                              FINANCIAL STATEMENTS
                                  June 30, 2001

                                   (Unaudited)







This report is submitted for the general information of owners of Investors Life Insurance Company of North America INA/Putnam Separate Account variable annuity contracts. The Separate Account does not accept new contracts; accordingly, this report is not authorized for distribution to prospective purchasers of such contracts.

_______________________________________________________________

Investors Life Insurance Company of North America
Administrative Offices: Austin, TX



EP-17512V

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                          INA/PUTNAM SEPARATE ACCOUNT
                             COMBINED BALANCE SHEET
                           Period Ended June 30, 2001


                                     ASSETS

Investments at Market Value (Notes 1 and 2):

PUTNAM DIVISIONS

Money Market

  319,833        qualified shares            (Cost     $  319,833)   $   319,833
  687,488        non-qualified shares        (Cost     $  687,488)       687,488


High Yield Trust

    9,357        qualified shares            (Cost     $  162,060)        75,795
  150,904        non-qualified shares        (Cost     $2,464,796)     1,222,342

Equity Income Fund

    6,577        qualified shares            (Cost     $   30,175)       101,619
   46,759        non-qualified shares        (Cost     $  545,712)       722,427

Investors Trust

   43,070        qualified shares            (Cost     $  432,479)       560,764
   71,056        non-qualified shares        (Cost     $  679,875)       925,144

Income Fund

   18,559        qualified shares            (Cost     $  120,428)       119,333
   30,729        non-qualified shares        (Cost     $  145,714)       197,588

PUTNAM VARIABLE TRUST DIVISIONS

Putnam Variable Trust Money Market

5,314,336      non-qualified shares          (Cost     $5,314,336)     5,314,336

Putnam Variable Trust Growth and Income

  157,857      non-qualified shares          (Cost     $2,904,447)     3,916,442

Putnam Variable Trust Income (formerly U.S. Government and High Quality Bond)

  119,810      non-qualified shares          (Cost     $1,590,725)     1,462,883

Total Assets                                                         $15,625,994

   The accompanying notes are an integral part of these financial statements.

                            CONTRACT OWNERS' EQUITY

Contract Owners' Equity (Notes 3 and 7):

PUTNAM DIVISIONS

Money Market

   94,015      qualified accumulation units
                outstanding                                  ($ 3.4019380    per unit)         $  319,833
  200,049      non-qualified accumulation
                units outstanding                            ($ 3.4365970    per unit)            687,488


High Yield Trust

   12,677      qualified accumulation units
                outstanding                                  ($ 5.9789180    per unit)             75,795
  214,176      non-qualified accumulation
                units outstanding                            ($ 5.7071870    per unit)          1,222,342
Equity Income Fund

   11,788      qualified accumulation units
                outstanding                                  ($ 8.6205540    per unit)            101,619
   83,117      non-qualified accumulation
                units outstanding                            ($ 8.6916830    per unit)            722,427

Investors Trust

   45,093      qualified accumulation
                units outstanding                            ($12.4357230    per unit)            560,764
   80,749      non-qualified accumulation
                units outstanding                            ($11.4570330    per unit)            925,144

Income Fund

   19,303      qualified accumulation units
                outstanding                                  ($ 6.1821120    per unit)             119,333
   33,365      non-qualified accumulation
                units outstanding                            ($ 5.9220110    per unit)             197,588

PUTNAM VARIABLE TRUST DIVISIONS

Putnam Variable Trust Money Market

1,878,102      non-qualified accumulation
                units outstanding                            ($ 2.8296310    per unit)           5,314,336

Putnam Variable Trust Growth and Income

  476,616      non-qualified accumulation
                units outstanding                            ($ 8.2171860    per unit)           3,916,442


Putnam Variable Trust Income (formerly U.S. Government and High Quality Bond)

  373,084      non-qualified accumulation
                units outstanding                            ($ 3.9210560    per unit)           1,462,883


Contract Owners' Equity                                                                        $15,625,994

   The accompanying notes are an integral part of these financial statements.

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                          INA/PUTNAM SEPARATE ACCOUNT
                      INDIVIDUAL STATEMENTS OF OPERATIONS
                           Period Ended June 30, 2001

                                PUTNAM DIVISIONS

                                                                  Money Market                 Money Market
                                                                     Qualified                Non-Qualified
                                                               (formerly Daily              (formerly Daily
                                                               Dividend Trust)              Dividend Trust)

Investment Income:
   Dividends                                                           $ 8,419                      $18,043

Expenses:
   Mortality risk and expense fees guarantees (Notes 1 and 3)            1,582                        3,392

     Investment income - net                                             6,837                       14,651

Net realized and unrealized Gain (Loss) on Investments:
   Net realized capital gain distributions                                   0                            0

   Net realized Gain (Loss) on investments:
    Proceeds from sale of shares                                        50,522                       86,995
    Cost of shares sold                                                 50,522                       86,995


     Net realized Gain (Loss) on investments                                 0                            0

   Net unrealized Gain (Loss) on investments                                 0                            0

     Net realized and unrealized Gain (Loss) on investments                  0                            0

Net Increase (Decrease) in Net Assets
from Investment Operations                                             $ 6,837                      $14,651

                                                                    High Yield                   High Yield
                                                                         Trust                        Trust
                                                                     Qualified                Non-Qualified
Investment Income:
   Dividends                                                         $   4,609                     $ 76,373

Expenses:
   Mortality risk and expense fees guarantees (Notes 1 and 3)              366                        6,063

     Investment income - net                                             4,243                       70,310

Net realized and unrealized Gain (Loss) on Investments:
   Net realized capital gain distributions                                   0                            0

   Net realized Gain (Loss) on investments:
    Proceeds from sale of shares                                         2,787                      141,422
    Cost of shares sold                                                  2,710                      219,667

     Net realized Gain (Loss) on investments                                77                      (78,245)

   Net unrealized Gain (Loss) on investments                            (2,699)                      38,679

     Net realized and unrealized Gain (Loss) on investments             (2,622)                     (39,566)

Net Increase (Decrease) in Net Assets
from Investment Operations                                           $   1,621                     $ 30,744

   The accompanying notes are an integral part of these financial statements.

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                          INA/PUTNAM SEPARATE ACCOUNT
                       INDIVIDUAL STATEMENTS OF OPERATIONS
                           Period Ended June 30, 2001

                                PUTNAM DIVISIONS

                                                                        Equity                       Equity
                                                                        Income                       Income
                                                                     Qualified                Non-Qualified
Investment Income:
   Dividends                                                            $  824                      $ 5,820

Expenses:
   Mortality risk and expense fees guarantees (Notes 1 and 3)              478                        3,347

     Investment income - net                                               346                        2,473

Net realized and unrealized Gain (Loss) on Investments:
   Net realized capital gain distributions                                   0                            0

   Net realized Gain (Loss) on investments:
    Proceeds from sale of shares                                         3,962                        3,347
    Cost of shares sold                                                  3,672                        3,260

     Net realized Gain (Loss) on investments                               290                           87

   Net unrealized Gain (Loss) on investments                                66                        2,872

     Net realized and unrealized Gain (Loss) on investments                356                        2,959

Net Increase (Decrease) in Net Assets
 from Investment Operations                                             $  702                      $ 5,432

                                                                     Investors                    Investors
                                                                         Trust                        Trust
                                                                     Qualified                Non-Qualified
Investment Income:
   Dividends                                                        $        0                   $        0

Expenses:
   Mortality risk and expense fees guarantees (Notes 1 and 3)            3,158                        4,559

     Investment income - net                                            (3,158)                      (4,559)

Net realized and unrealized Gain (Loss) on Investments:
   Net realized capital gain distributions                                   0                            0

   Net realized Gain (Loss) on investments:
    Proceeds from sale of shares                                        86,534                        7,435
    Cost of shares sold                                                 76,683                        8,903

     Net realized Gain (Loss) on investments                             9,851                       (1,468)

   Net unrealized Gain (Loss) on investments                          (125,878)                    (165,844)

     Net realized and unrealized Gain (Loss) on investments           (116,027)                    (167,312)

Net Increase (Decrease) in Net Assets
 from Investment Operations                                          $(119,185)                   $(171,871)

   The accompanying notes are an integral part of these financial statements.

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                          INA/PUTNAM SEPARATE ACCOUNT
                      INDIVIDUAL STATEMENTS OF OPERATIONS
                           Period Ended June 30, 2001

                                PUTNAM DIVISIONS

                                                                        Income                       Income
                                                                          Fund                         Fund
                                                                     Qualified                Non-Qualified
Investment Income:
   Dividends                                                         $   3,566                    $   5,908

Expenses:
   Mortality risk and expense fees guarantees (Notes 1 and 3)              558                          923

     Investment income - net                                             3,008                        4,985

Net realized and unrealized Gain (Loss) on Investments:
   Net realized capital gain distributions                                   0                            0

   Net realized Gain (Loss) on investments:
    Proceeds from sale of shares                                         1,328                        1,214
    Cost of shares sold                                                  1,314                        1,205

     Net realized Gain (Loss) on investments                                14                            9

   Net unrealized Gain (Loss) on investments                               912                        1,504

     Net realized and unrealized Gain (Loss) on investments                926                        1,513

Net Increase (Decrease) in Net Assets
 from Investment Operations                                          $   3,934                    $   6,498

   The accompanying notes are an integral part of these financial statements.

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                           INA/PUTNAM SEPARATE ACCOUNT
                       INDIVIDUAL STATEMENTS OF OPERATIONS
                           Period Ended June 30, 2001

                        PUTNAM VARIABLE TRUST DIVISIONS

                                                                Putnam
                                                        Variable Trust
                                                                 Money
                                                                Market
                                                         Non-Qualified
Investment Income:
   Dividends                                              $    132,197

Expenses:
   Mortality risk and expense fees
    guarantees (Notes 1 and 3)                                  25,307

     Investment income - net                                   106,890

Net realized and unrealized Gain (Loss) on Investments:
   Net realized capital gain distributions                           0

   Net realized Gain (Loss) on investments:
    Proceeds from sale of shares                               263,361
    Cost of shares sold                                        263,361

     Net realized Gain (Loss) on investments                         0

   Net unrealized Gain (Loss) on investments                         0

     Net realized and unrealized Gain (Loss) on investments          0

Net Increase (Decrease) in Net Assets
 from Investment Operations                               $    106,890


                                                                Putnam
                                                        Variable Trust
                                                            Growth and
                                                                Income
                                                         Non-Qualified
Investment Income:
   Dividends                                              $     65,318

Expenses:
   Mortality risk and expense fees guarantees
    (Notes 1 and 3)                                             18,943

     Investment income - net                                    46,375

Net realized and unrealized Gain (Loss) on Investments:
   Net realized capital gain distributions                      45,596


   Net realized Gain (Loss) on investments:
    Proceeds from sale of shares                               177,368
    Cost of shares sold                                        174,040

     Net realized Gain (Loss) on investments                     3,328

   Net unrealized Gain (Loss) on investments                  (164,396)

     Net realized and unrealized Gain (Loss) on investments   (115,472)

Net Increase (Decrease) in Net Assets
 from Investment Operations                               $    (69,097)

   The accompanying notes are an integral part of these financial statements.

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                           INA/PUTNAM SEPARATE ACCOUNT
                       INDIVIDUAL STATEMENTS OF OPERATIONS
                           Period Ended June 30, 2001

                                                        Putnam Variable
                                                      Trust Income Fund
                                                         (formerly U.S.
                                                          Govmnt & High
                                                          Quality Bond)
                                                          Non-Qualified
Investment Income:
   Dividends                                               $    103,466

Expenses:
   Mortality risk and expense fees guarantees
    (Notes 1 and 3)                                               7,212

     Investment income - net                                     96,254

Net realized and unrealized Gain (Loss) on Investments:
   Net realized capital gain distributions                            0

   Net realized Gain (Loss) on investments:
    Proceeds from sale of shares                                143,261
    Cost of shares sold                                         139,674

     Net realized Gain (Loss) on investments                      3,587

   Net unrealized Gain (Loss) on investments                    (49,578)

     Net realized and unrealized Gain (Loss) on investments     (45,991)

Net Increase (Decrease) in Net Assets
 from Investment Operations                                $     50,263

   The accompanying notes are an integral part of these financial statements.

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                          INA/PUTNAM SEPARATE ACCOUNT
                INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
                         For Period Ended June 30, 2001

                                PUTNAM DIVISIONS

                                                                Money Market          Money Market
                                                                   Qualified         Non-Qualified
                                                             (formerly Daily       (formerly Daily
                                                             Dividend Trust)       Dividend Trust)
Investment Operations:
   Investment income-net                                         $    6,837            $    14,651
   Realized capital gain distribution                                     0                      0
   Net realized Gain (Loss) on investments                                0                      0
   Net unrealized Gain (Loss) on investment                               0                      0
   Net Increase (Decrease) in net assets
           from investment operations                                 6,837                 14,651


Accumulation Unit Transactions:
  Net contract considerations and transfers
  in (Note 3)                                                             0                      0
  Net contract surrenders and
  transfers out (Note 3)                                            (48,940)               (70,757)
  Benefit payments to annuitants                                          0                (12,846)
  Net Increase (Decrease) from
      accumulation unit transactions                                (48,940)               (83,603)

Net Increase (Decrease) in Net Assets                               (42,103)               (68,952)

Net Assets:
   Net assets at December 31,2000                                   361,936                756,440

   Net assets at June 30, 2001                                   $  319,833            $   687,488

                          Year Ended December 31, 2000
                                PUTNAM DIVISIONS

                                                               Money Market             Money Market
                                                                  Qualified            Non-Qualified
                                                            (formerly Daily          (formerly Daily
                                                            Dividend Trust)          Dividend Trust)
Investment Operations:
   Investment income-net                                         $   17,961            $     37,169
   Realized capital gain distributions                                    0                       0
   Net realized Gain (Loss) on investments                                0                       0
   Net unrealized Gain (Loss) on investments                              0                       0
   Net Increase (Decrease) in net assets
           from investment operations                                17,961                  37,169


Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)                 0                        0
   Net contract surrenders and transfers out (Note 3)              (24,904)                 (88,051)
   Benefit payments to annuitants                                        0                  (25,831)
   Net Increase (Decrease) from accumulation
     unit transactions                                           $ (24,904)            $   (113,882)

Net Increase (Decrease) in Net Assets                               (6,943)                 (76,713)

Net Assets:
   Net assets at December 31, 1999                                 368,879                  833,153

   Net assets at December 31, 2000                               $ 361,936             $    756,440

   The accompanying notes are an integral part of these financial statements.

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                           INA/PUTNAM SEPARATE ACCOUNT
                INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
                         For Period Ended June 30, 2001

                                PUTNAM DIVISIONS

                                                                High Yield                High Yield
                                                                     Trust                     Trust
                                                                 Qualified             Non-Qualified
Investment Operations:
   Investment income-net                                         $   4,243               $    70,310
   Realized capital gain distributions                                   0                         0
   Net realized Gain (Loss) on investments                              77                   (78,245)
   Net unrealized Gain (Loss) on investments                        (2,699)                   38,679
   Net Increase (Decrease) in net assets
           from investment operations                                1,621                    30,744


Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)                 0                         0
   Net contract surrenders and transfers out (Note 3)               (2,421)                 (133,892)
   Benefit payments to annuitants                                        0                    (1,467)
   Net Increase (Decrease) from accumulation unit transactions      (2,421)                 (135,359)

Net Increase (Decrease) in Net Assets                                 (800)                 (104,615)

Net Assets:
   Net assets at December 31, 2000                                  76,595                 1,326,957

    Net assets at June 30, 2001                                  $  75,795               $ 1,222,342

                          Year Ended December 31, 2000
                                PUTNAM DIVISIONS

                                                                 High Yield              High Yield
                                                                      Trust                   Trust
                                                                  Qualified           Non-Qualified
Investment Operations:
   Investment income-net                                         $    9,365              $  169,487
   Realized capital gain distributions                                    0                       0
   Net realized Gain (Loss) on investments                          (10,558)                (96,296)
   Net unrealized Gain (Loss) on investments                         (7,386)               (230,353)
   Net Increase (Decrease) in net assets
           from investment operations                                (8,579)               (157,162)


Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)                  0                       0
   Net contract surrenders and transfers out (Note 3)               (22,609)               (449,175)
   Benefit payments to annuitants                                    (1,617)                 (3,229)
   Net Increase (Decrease) from accumulation unit transactions      (24,226)               (452,404)

Net Increase (Decrease) in Net Assets                               (32,805)               (609,566)

Net Assets:
   Net assets at December 31, 1999                                  109,400               1,936,523

   Net assets at December 31, 2000                               $   76,595              $1,326,957


   The accompanying notes are an integral part of these financial statements.

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                           INA/PUTNAM SEPARATE ACCOUNT
                INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
                         For Period Ended June 30, 2001

                                PUTNAM DIVISIONS

                                                                      Equity               Equity
                                                                      Income               Income
                                                                   Qualified        Non-Qualified
Investment Operations:
   Investment income-net                                            $    346            $   2,473
   Realized capital gain distributions                                     0                    0
   Net realized Gain (Loss) on investments                               290                   87
   Net unrealized Gain (Loss) on investments                              66                2,872
   Net Increase (Decrease) in net assets
           from investment operations                                    702                5,432

Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)                   0                    0
   Net contract surrenders and transfers out (Note 3)                    (13)                   0
   Benefit payments to annuitants                                     (3,472)                   0
   Net Increase (Decrease) from accumulation unit transactions        (3,485)                   0

Net Increase (Decrease) in Net Assets                                 (2,783)               5,432

Net Assets:
   Net assets at December 31, 2000                                   104,402              716,995

   Net assets at June 30, 2001                                      $101,619            $ 722,427

                          Year Ended December 31, 2000
                                PUTNAM DIVISIONS

                                                                      Equity               Equity
                                                                      Income               Income
                                                                   Qualified        Non-Qualified
Investment Operations:
   Investment income-net                                            $    853            $   6,343
   Realized capital gain distributions                                   605                4,424
   Net realized Gain (Loss) on investments                               115               (2,847)
   Net unrealized Gain (Loss) on investments                           9,700               70,746
   Net Increase (Decrease) in net assets
           from investment operations                                 11,273               78,666


Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)                   0                    0
   Net contract surrenders and transfers out (Note 3)                    (78)            (117,649)
   Benefit payments to annuitants                                     (5,026)                   0
   Net Increase (Decrease) from accumulation unit transactions        (5,104)            (117,649)

Net Increase (Decrease) in Net Assets                                  6,169              (38,983)

Net Assets:
   Net assets at December 31, 1999                                    98,233              755,978

   Net assets at December 31, 2000                                  $104,402            $ 716,995

   The accompanying notes are an integral part of these financial statements.

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                           INA/PUTNAM SEPARATE ACCOUNT
                INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
                         For Period Ended June 30, 2001

                                PUTNAM DIVISIONS

                                                                  Investors              Investors
                                                                      Trust                  Trust
                                                                  Qualified          Non-Qualified
Investment Operations:
   Investment income-net                                         $  (3,158)             $   (4,559)
   Realized capital gain distributions                                   0                       0
   Net realized Gain (Loss) on investments                           9,851                  (1,468)
   Net unrealized Gain (Loss) on investments                      (125,878)               (165,844)
   Net Increase (Decrease) in net assets
           from investment operations                             (119,185)               (171,871)


Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)                 0                       0
   Net contract surrenders and transfers out (Note 3)              (78,866)                    (18)
   Benefit payments to annuitants                                   (4,510)                 (2,858)
   Net Increase (Decrease) from accumulation unit transactions     (83,376)                 (2,876)

Net Increase (Decrease) in Net Assets                             (202,561)               (174,747)

Net Assets:
   Net assets at December 31, 2000                                 763,325               1,099,891

   Net assets at June 30, 2001                                   $ 560,764              $  925,144

                          Year Ended December 31, 2000

                                PUTNAM DIVISIONS


                                                                  Investors              Investors
                                                                      Trust                  Trust
                                                                  Qualified          Non-Qualified
Investment Operations:
   Investment income-net                                         $   (8,830)            $  (12,793)
   Realized capital gain distributions                               12,692                 18,279
   Net realized Gain (Loss) on investments                           37,081                134,960
   Net unrealized Gain (Loss) on investments                       (229,166)              (393,916)
   Net Increase (Decrease) in net assets
           from investment operations                              (188,223)              (253,470)


Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)                  0                      0
   Net contract surrenders and transfers out (Note 3)               (79,674)              (262,100)
   Benefit payments to annuitants                                   (12,777)                (8,974)
   Net Increase (Decrease) from accumulation unit transactions      (92,451)              (271,074)

Net Increase (Decrease) in Net Assets                              (280,674)              (524,544)

Net Assets:
   Net assets at December 31, 1999                                1,043,999              1,624,435

   Net assets at December 31, 2000                               $  763,325             $1,099,891


   The accompanying notes are an integral part of these financial statements.

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                           INA/PUTNAM SEPARATE ACCOUNT
                INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
                         For Period Ended June 30, 2001

                                PUTNAM DIVISIONS

                                                                        Income              Income
                                                                          Fund                Fund
                                                                     Qualified       Non-Qualified
Investment Operations:
   Investment income-net                                             $   3,008           $   4,985
   Realized capital gain distributions                                       0                   0
   Net realized Gain (Loss) on investments                                  14                   9
   Net unrealized Gain (Loss) on investments                               912               1,504
   Net Increase (Decrease) in net assets
           from investment operations                                    3,934               6,498


Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)                     0                   0
   Net contract surrenders and transfers out (Note 3)                     (771)                  0
   Benefit payments to annuitants                                            0                (291)
   Net Increase (Decrease) from accumulation unit transactions            (771)               (291)

Net Increase (Decrease) in Net Assets                                    3,163               6,207

Net Assets:
   Net assets at December 31, 2000                                     116,170             191,381

   Net assets at June 30, 2001                                       $ 119,333           $ 197,588


                          Year Ended December 31, 2000
                                PUTNAM DIVISIONS

                                                                         Income             Income
                                                                           Fund               Fund
                                                                      Qualified      Non-Qualified
Investment Operations:
   Investment income-net                                               $  7,841          $  12,697
   Realized capital gain distributions                                        0                  0
   Net realized Gain (Loss) on investments                                  124                822
   Net unrealized Gain (Loss) on investments                               (598)              (132)
   Net Increase (Decrease) in net assets
           from investment operations                                     7,367             13,387


Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)                      0                  0
   Net contract surrenders and transfers out (Note 3)                   (95,494)           (69,515)
   Benefit payments to annuitants                                             0               (573)
   Net Increase (Decrease) from accumulation unit transactions          (95,494)           (70,088)

Net Increase (Decrease) in Net Assets                                   (88,127)           (56,701)

Net Assets:
   Net assets at December 31, 1999                                      204,297            248,082

   Net assets at December 31, 2000                                     $116,170          $ 191,381


   The accompanying notes are an integral part of these financial statements.

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                           INA/PUTNAM SEPARATE ACCOUNT
                INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
                         For Period Ended June 30, 2001

                        PUTNAM VARIABLE TRUST DIVISIONS

                                                                         Putnam
                                                                 Variable Trust
                                                                          Money
                                                                         Market
                                                                  Non-Qualified
Investment Operations:
   Investment income-net                                             $  106,890
   Realized capital gain distributions                                        0
   Net realized Gain (Loss) on investments                                    0
   Net unrealized Gain (Loss) on investments                                  0
   Net Increase (Decrease) in net assets
           from investment operation                                    106,890


Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)                      0
   Net contract surrenders and transfers out (Note 3)                  (218,878)
   Benefit payments to annuitants                                       (19,176)
   Net Increase (Decrease) from accumulation unit transactions         (238,054)

Net Increase (Decrease) in Net Assets                                  (131,164)

Net Assets:
   Net assets at December 31, 2000                                    5,445,500

   Net assets at June 30, 2001                                       $5,314,336

                          Year Ended December 31, 2000
                        PUTNAM VARIABLE TRUST DIVISIONS

                                                                        Putnam
                                                                Variable Trust
                                                                         Money
                                                                        Market
                                                                 Non-Qualified
Investment Operations:
   Investment income-net                                            $  292,488
   Realized capital gain distributions                                       0
   Net realized Gain (Loss) on investments                                   0
   Net unrealized Gain (Loss) on investments                                 0
   Net Increase (Decrease) in net assets
           from investment operation                                   292,488


Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)                88,240
   Net contract surrenders and transfers out (Note 3)               (1,393,594)
   Benefit payments to annuitants                                      (71,974)
   Net Increase (Decrease) from accumulation unit transactions      (1,377,328)

Net Increase (Decrease) in Net Assets                               (1,084,840)

Net Assets:
   Net assets at December 31, 1999                                   6,530,340

   Net assets at December 31, 2000                                  $5,445,500


   The accompanying notes are an integral part of these financial statements.

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                           INA/PUTNAM SEPARATE ACCOUNT
                INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
                         For Period Ended June 30, 2001

                         PUTNAM VARIABLE TRUST DIVISIONS


                                                                       Putnam
                                                               Variable Trust
                                                                   Growth and
                                                                       Income
                                                                Non-Qualified
Investment Operations:
   Investment income-net                                          $    46,375
   Realized capital gain distributions                                 45,596
   Net realized Gain (Loss) on investments                              3,328
   Net unrealized Gain (Loss) on investments                         (164,396)
   Net Increase (Decrease) in net assets
            from investment operations                                (69,097)


Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)                    0
   Net contract surrenders and transfers out (Note 3)                (124,999)
   Benefit payments to annuitants                                      (7,100)
   Net Increase (Decrease) from accumulation unit transactions       (132,099)

Net Increase (Decrease) in Net Assets                                (201,196)

Net Assets:
   Net assets at December 31, 2000                                  4,117,638

   Net assets at June 30, 2001                                    $ 3,916,442

                          Year Ended December 31, 2000
                         PUTNAM VARIABLE TRUST DIVISIONS

                                                                        Putnam
                                                                Variable Trust
                                                                    Growth and
                                                                        Income
                                                                 Non-Qualified
Investment Operations:
   Investment income-net                                            $   99,259
   Realized capital gain distributions                                 306,784
   Net realized Gain (Loss) on investments                             (15,003)
   Net unrealized Gain (Loss) on investments                          (128,808)
   Net Increase (Decrease) in net assets
            from investment operations                                 262,232


Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)                37,061
   Net contract surrenders and transfers out (Note 3)                 (484,069)
   Benefit payments to annuitants                                      (14,484)
   Net Increase (Decrease) from accumulation unit transactions        (461,492)

Net Increase (Decrease) in Net Assets                                 (199,260)

Net Assets:
   Net assets at December 31, 1999                                   4,316,898

   Net assets at December 31, 2000                                  $4,117,638

   The accompanying notes are an integral part of these financial statements.

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                           INA/PUTNAM SEPARATE ACCOUNT
                INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
                         For Period Ended June 30, 2001

                         PUTNAM VARIABLE TRUST DIVISIONS


                                                               Putnam Variable
                                                             Trust Income Fund
                                                                (formerly U.S.
                                                                Govmnt & High)
                                                                  Quality Bond
                                                                 Non-Qualified

Investment Operations:
   Investment income-net                                          $     96,254
   Realized capital gain distributions                                       0
   Net realized Gain (Loss) on investments                               3,587
   Net unrealized Gain (Loss) on investments                           (49,578)
   Net Increase (Decrease) in net assets
            from investment operations                                  50,263


Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)                     0
   Net contract surrenders and transfers out (Note 3)                 (126,483)
   Benefit payments to annuitants                                       (9,566)
   Net Increase (Decrease) from accumulation unit transactions        (136,049)

Net Increase (Decrease) in Net Assets                                  (85,786)

Net Assets:
    Net assets at December 31, 2000                                  1,548,669

    Net assets at June 30, 2001                                   $  1,462,883

                          Year Ended December 31, 2000
                         PUTNAM VARIABLE TRUST DIVISIONS


                                                              Putnam Variable
                                                                   Trust U.S.
                                                                   Government
                                                                     And High
                                                                 Quality Bond
                                                                Non-Qualified
Investment Operations:
   Investment income-net                                           $  102,571
   Realized capital gain distributions                                      0
   Net realized Gain (Loss) on investments                                 73
   Net unrealized Gain (Loss) on investments                            6,061
   Net Increase (Decrease) in net assets
            from investment operations                                108,705


Accumulation Unit Transactions:
   Net contract considerations and transfers in (Note 3)                    0
   Net contract surrenders and transfers out (Note 3)                (315,570)
   Benefit payments to annuitants                                     (18,528)
   Net Increase (Decrease) from accumulation unit transactions       (334,098)

Net Increase (Decrease) in Net Assets                                (225,393)

Net Assets:
   Net assets at December 31, 1999                                  1,774,062
   Net assets at December 31, 2000                                $ 1,548,669

   The accompanying notes are an integral part of these financial statements.

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                          INA/PUTNAM SEPARATE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
                                 June 30, 2001

Note 1. Organization

Investors Life Insurance Company of North America - INA/Putnam Separate Account (the "Separate Account"), a separate account of Investors Life Insurance Company of North America ("Investors Life"), is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Separate Account currently has five specific Putnam Divisions which correspond to five Putnam mutual funds (the "Putnam Funds") and three Putnam Variable Trust Divisions which correspond to three portfolios of the Putnam Variable Trust (formerly the "Putnam Capital Manager Trust") (and, collectively, the "Funds"). Each Division contains two subdivisions, one for the allocation of tax qualified and one for the allocation of non-tax qualified net payments made under variable annuity contracts.

Amounts allocated to the Separate Account for variable annuity contracts can be invested by Investors Life in up to three of the following mutual funds: Putnam Income Fund, Inc., Putnam High Yield Trust, Putnam Equity Income Fund, Putnam Money Market Fund and Putnam Investors Fund, Inc. (the "Putnam Divisions"). In addition, variable annuity contract values transferred as a result of Revenue Ruling 81-225 (see Note 5), can be invested in up to three of the following portfolios of Putnam Variable Trust: Putnam Variable Trust Money Market Fund, Putnam Variable Trust Income Fund and Putnam Variable Trust Growth and Income Fund (the "Putnam Variable Trust Divisions"). The contract owners' equity of each subdivision of the Separate Account is affected by the investment results of the appropriate Putnam Fund, or Putnam Variable Trust Fund, shares designated for the subdivision, the mortality risk and expense fees guarantees assessed on Separate Account assets (see Note 3) and the administrative charge deductions.

Under the current provisions of the Internal Revenue Code (the "Code"), transfers of contract values from one division of the Separate Account to another division are not subject to current taxation. There can be no assurance that future changes in the Code will not subject such transfers to current taxation.

Note 2. Significant Accounting Policies

Following is a summary of the  significant  accounting  policies of the Separate
Account: (a) the market value of investments is based on closing bid prices (net asset value) at June 30, 2001; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; (c) the cost of investments sold is determined on the specific identification method. See Notes 4 through 6 with respect to income taxes.

Note 3. Contract Owner Transactions

Contract owners have limited rights to transfer their contract values between Separate Account Divisions. Certain contract owners affected by Revenue Ruling 81-225 have limited rights to transfer their contract values to Divisions for which one of the portfolios of Putnam Variable Trust serves as the underlying investment vehicle (see Note 5). The amount of all transfers for the six month period ended June 30, 2001 was $0. Payments for the six month period ended June 30, 2001 were $806,039 with respect to contract surrender benefits and $61,285 with respect to annuity benefits. Investors Life charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fees guarantees. The daily equivalent of the annual charges of 0.95% is made against the average net value of the Separate Account.

Note 4. Income Taxes

Investors Life is taxed as a life insurance company under the Code. The Separate Account is taxed as a part of Investors Life. Under the current provisions of the Code, no federal income taxes are payable by Investors Life with respect to investment income and capital gains on the assets of the Separate Account when used to determine contract values. Investors Life retains the right to make adjustments for taxes to Separate Account assets should future changes in the Code so warrant.

Note 5. Effect of Revenue Ruling 81-225

Revenue Ruling 81-225 was issued by the Internal Revenue Service on September 25, 1981. The Ruling pertains to variable annuities, where the insurance company, through a separate account, holds shares of mutual funds which also offer their shares to the public independently. The Ruling also questioned the tax treatment of variable annuity contracts where the underlying mutual funds are not managed by the issuing insurance company or an affiliate, or where the contract owner may initially allocate, and subsequently reallocate the contract values among several underlying funds.

The Ruling adversely affected the tax status of the Separate Account variable annuity contracts issued on a non-tax qualified basis after December 31, 1980, and those issued after September 25, 1981 which were intended to qualify under Internal Revenue Code Sections 403(a), 403(b) or 408(b).

As a result, Investors Life suspended new contract sales utilizing the Putnam Division. A former affiliate of Investors Life sponsored the creation of a new money market mutual fund called INA Annuity Fund Inc. This fund became the CIGNA Annuity Fund, Inc. Money Market portfolio late in 1982 and three additional portfolios were introduced. In October, 1985, the CIGNA Annuity Fund, Inc. was reorganized as the CIGNA Annuity Funds Group, pursuant to a plan of reorganization approved by shareholders of the Fund. Contract owners who transfer their Putnam Division contract values to the CIGNA Division cannot later reverse the transfer back to any of the Putnam Divisions.

As of April 18, 1995, shares of the Putnam Variable Trust were substituted for shares of the applicable CIGNA Fund as the underlying investment vehicle. Investors Life obtained an order from the U.S. Securities and Exchange
Commission approving the provisions of the substitution. Thereafter, the proposal was submitted to contractholders for their approval, in accordance with the provisions of the variable annuity contracts. The substitution of shares of certain portfolios of Putnam Variable Trust as the underlying investment vehicle for the variable annuity contracts was effected by Investors Life's exchange of shares of each of the portfolios of the CIGNA Funds for shares of the corresponding portfolio of Putnam Variable Trust.

Note 6. Diversification Requirements

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under section 817(h) of the Code. Investors Life believes that the Separate Account satisfies the current requirements of the regulations, and it intends that the Separate Account will continue to meet such requirements.

Note 7. Accumulation Unit Transactions

The changes in the number of accumulation units (the measure of ownership in the Separate Account) during the period ended June 30, 2001 and units outstanding at June 30, 2001 were as follows:

                                PUTNAM DIVISIONS

                                                     Money Market             Money Market
                                                      Qualified              Non-Qualified
                                                    (formerly Daily         (formerly Daily
                                                    Dividend Trust)          Dividend Trust)

Units outstanding at December 31, 2000                  108,566                 224,612

Units purchased and transfers in                              0                       0

Benefits, surrenders and transfers out                  (14,551)                (24,563)

Units outstanding at June 30, 2001                       94,015                 200,049


                                                       High Yield            High Yield
                                                         Trust                  Trust
                                                       Qualified            Non-Qualified

Units outstanding at December 31, 2000                   13,067                 237,165

Units purchased and transfers in                              0                       0

Benefits, surrenders and transfers out                     (390)                (22,989)

Units outstanding at June 30, 2001                       12,677                 214,176

                                                        Equity                 Equity
                                                        Income                 Income
                                                       Qualified            Non-Qualified

Units outstanding at December 31, 2000                   12,203                  83,117

Units purchased and transfers in                              0                       0

Benefits, surrenders and transfers out                     (415)                      0

Units outstanding at June 30, 2001                       11,788                  83,117

The changes in the number of accumulation units (the measure of ownership in the Separate Account) during the period ended June 30, 2001 and units outstanding at June 30, 2001 were as follows:

                                PUTNAM DIVISIONS

                                                       Investors               Investors
                                                         Trust                    Trust
                                                        Qualified            Non-Qualified

Units outstanding at December 31, 2000                   51,786                  80,991

Units purchased and transfers in                              0                       0

Benefits, surrenders and transfers out                   (6,693)                   (242)

Units outstanding at June 30, 2001                       45,093                  80,749


                                                         Income                 Income
                                                          Fund                   Fund
                                                        Qualified            Non-Qualified

Units outstanding at December 31, 2000                   19,430                  33,415

Units purchased and transfers in                              0                       0

Benefits, surrenders and transfers out                     (127)                    (50)

Units outstanding at June 30, 2001                       19,303                  33,365

The changes in the number of accumulation units (the measure of ownership in the Separate Account) during the period ended June 30, 2001 and units outstanding at June 30, 2001 were as follows:

                        PUTNAM VARIABLE TRUST DIVISIONS



                                                        Putnam
                                                      Variable Trust
                                                       Money Market
                                                       Non-Qualified

Units outstanding at December 31, 2000                    1,963,132

Units purchased and transfers in                                  0

Benefits, surrenders and transfers out                      (85,030)

Units outstanding at June 30, 2001                        1,878,102



                                                           Putnam
                                                           Variable
                                                         Trust Growth
                                                          and Income
                                                        Non-Qualified

Units outstanding at December 31, 2000                     492,844

Units purchased and transfers in                                 0

Benefits, surrenders and transfers out                     (16,228)

Units outstanding at June 30, 2001                         476,616



                                                           Putnam
                                                           Variable Trust
                                                           U.S. Government
                                                           and High
                                                           Quality Bond
                                                           Non-Qualified

Units outstanding at December 31, 2000                     408,002

Units purchased and transfers in                                 0

Benefits, surrenders and transfers out                     (34,918)

Units outstanding at June 30, 2001                         373,084

The accumulation units for eleven of the subdivisions include units applicable to contract owners who are "on benefit annuitants." At June 30, 2001, the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:

                                          Accumulation         Aggregate          Monthly           Annuity
                                           Units                Value           Annuity Units      Unit Value

Money Market Non-Qualified                 102,459               $352,110          1,980           $1.1512262
High Yield Trust Qualified                   4,817               $ 28,800            255           $2.9175750
High Yield Trust Non-Qualified               6,207               $ 35,425            136           $2.8773933
Equity Income Fund Qualified                 6,980               $ 60,171            172           $3.1138823
Investors Trust Qualified                    8,034               $ 99,909            312           $4.5053897
Investors Trust Non-Qualified                5,589               $ 64,033            217           $2.5856182
Income Fund Non-Qualified                    1,209               $  7,160             23           $3.1268922
Putnam Variable Trust Money
       Market Non-Qualfied                 148,056               $418,944          3,340           $1.3276864
Putnam Variable Trust Growth and
 Income Non-Qualified                       19,598               $161,040            505           $3.0307523
Putnam Variable Trust U.S. Government
 and High Quality Bond Non-Qualified        62,745               $246,027          1,165           $1.7994364

                                      -23-